WARRANT (Details - Warrant Activity)	3 Months Ended
Mar. 31, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average remaining contractual term	2 years 7 months 28 days
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding, beginning balance	256,000
Average exercise price, outstanding beginning | $ / shares	$ 3.75
Warrants Granted	0
Warrants expired	0
Warrants outstanding, ending balance	256,000
Average exercise price, outstanding ending | $ / shares	$ 3.75